Summary of Significant Accounting Policies - Intangible assets (Details)	Dec. 31, 2024
License and in-process research and development intangible assets
Summary of Significant Accounting Policies
Estimated useful lives of intangible assets	10 years
Customer relationship
Summary of Significant Accounting Policies
Estimated useful lives of intangible assets	8 years
Supplier relationship
Summary of Significant Accounting Policies
Estimated useful lives of intangible assets	3 years
Minimum [Member] | Developed technology
Summary of Significant Accounting Policies
Estimated useful lives of intangible assets	7 years
Minimum [Member] | Software, trade names and others
Summary of Significant Accounting Policies
Estimated useful lives of intangible assets	3 years
Maximum [Member] | Developed technology
Summary of Significant Accounting Policies
Estimated useful lives of intangible assets	10 years
Maximum [Member] | Software, trade names and others
Summary of Significant Accounting Policies
Estimated useful lives of intangible assets	10 years